Nuveen Global Real Estate Securities Fund

Portfolio of Investments    March 31, 2019

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.7%

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 76.5%

	Diversified – 7.2%

36,069	Abacus Property Group, (2)	$95,366

46	Activia Properties Inc., (2), (WI/DD)	191,098

1,016	Alexander & Baldwin Inc.	25,847

1,319	Armada Hoffler Properties Inc.	20,563

489	Cofinimmo SA	64,947

115,247	Cromwell European Real Estate Investment Trust	63,346

42	Daiwa House REIT Investment Corp, (2)	93,172

760	Dream Global Real Estate Investment Trust	8,059

87	Empire State Realty Trust Inc.	1,375

26,326	Goodman Property Trust	31,015

46,400	GPT Group/The, (2)	204,672

24	Hulic Reit Inc., (2)	40,897

1,434	Liberty Property Trust	69,434

15,973	LondonMetric Property PLC	41,546

9,759	Merlin Properties Socimi SA, (2), (3)	127,718

17,196	Nexus Real Estate Investment Trust	25,864

11,143	Secure Income REIT Plc	59,649

187	Star Asia Investment Corp, (2)	184,541

1,236	STORE Capital Corp	41,406

36,357	Stride Property Group, (2)	50,028

121,255	Sunlight Real Estate Investment Trust	90,672

7,391	Suntec Real Estate Investment Trust, (2)	10,650

103	Tokyu REIT Inc., (2)	166,704

104	United Urban Investment Corp, (2), (WI/DD)	164,186

9,997	VEREIT Inc.	83,675

419	WP Carey Inc.	32,820
	Total Diversified	1,989,250

	Health Care – 7.2%

81,124	Assura PLC	60,649

385	CareTrust REIT Inc.	9,032

8,032	HCP Inc.	251,402

8,221	Healthcare Realty Trust Inc.	263,976

2,681	Healthcare Trust of America Inc.	76,650

30	LTC Properties Inc.	1,374

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

840	MedEquities Realty Trust Inc.	$9,349

820	Medical Properties Trust Inc.	15,178

15	National Health Investors Inc.	1,178

10,574	NorthWest Healthcare Properties Real Estate Investment Trust	92,261

1,534	Omega Healthcare Investors Inc.	58,522

69,832	Parkway Life Real Estate Investment Trust, (2)	150,512

902	Physicians Realty Trust	16,967

30,164	Target Healthcare REIT Ltd	45,180

9,296	Ventas Inc.	593,178

4,473	Welltower Inc.	347,105
	Total Health Care	1,992,513

	Hotels & Resorts – 3.7%

1	Hersha Hospitality Trust	17

15,118	Host Hotels & Resorts Inc.	285,730

68	Ichigo Hotel REIT Investment Corp, (2)	81,528

3,974	MGM Growth Properties LLC, Class A	128,161

23	Mori Trust Hotel Reit Inc., (2)	28,529

4,991	Pebblebrook Hotel Trust	155,021

6	Ryman Hospitality Properties Inc.	493

4,703	Summit Hotel Properties Inc.	53,661

20,369	Sunstone Hotel Investors Inc.	293,314
	Total Hotels & Resorts	1,026,454

	Industrial – 9.5%

2,631	Americold Realty Trust	80,272

3,084	Centuria Industrial REIT, (2)	6,597

10,468	Dream Industrial Real Estate Investment Trust	93,451

16,430	Duke Realty Corp	502,429

3,414	First Industrial Realty Trust Inc.	120,719

86,574	Frasers Logistics & Industrial Trust, (2)	74,150

20,744	Goodman Group, (2)	196,730

310	Macquarie Mexico Real Estate Management SA de CV	338

38,545	Mapletree Industrial Trust, (2)	59,769

51,596	Mapletree Logistics Trust, (2)	55,625

241	Monmouth Real Estate Investment Corp	3,176

8,284	Prologis Inc.	596,034

1,647	Rexford Industrial Realty Inc.	58,979

47,690	Segro PLC, (2)	418,625

1,067	STAG Industrial Inc.	31,637

6,196	Summit Industrial Income REIT	55,777

Shares	Description (1)	Value

	Industrial (continued)

2,709	Terreno Realty Corp	$113,886

205	Warehouses De Pauw CVA	32,884

7,964	WPT Industrial Real Estate Investment Trust	110,859
	Total Industrial	2,611,937

	Mortgage – 0.1%

546	Blackstone Mortgage Trust Inc.	18,870

681	TPG RE Finance Trust Inc.	13,347
	Total Mortgage	32,217

	Office – 13.4%

2,175	Alexandria Real Estate Equities Inc.	310,068

4,125	Boston Properties Inc.	552,255

42,968	Centuria Metropolitan REIT	76,274

385	Columbia Property Trust Inc.	8,666

1,607	Corporate Office Properties Trust	43,871

8,265	Cousins Properties Inc.	79,840

1,019	Covivio	108,134

4,489	Derwent London PLC, (2)	188,562

7,083	Dexus, (2)	64,105

1,969	Douglas Emmett Inc.	79,587

11,729	Dream Office Real Estate Investment Trust	217,053

3,396	Easterly Government Properties Inc.	61,162

2,174	Equity Commonwealth	71,068

129,165	GDI Property Group	127,482

17,234	Great Portland Estates PLC, (2)	167,634

62,394	Green REIT plc, (2)	105,005

848	Highwoods Properties Inc.	39,670

5,409	Hudson Pacific Properties Inc.	186,178

2	Ichigo Office REIT Investment, (WI/DD)	1,916

20,941	Inmobiliaria Colonial Socimi SA, (2), (3)	215,409

1,416	Intervest Offices & Warehouses NV	38,201

735	Invesco Office J-Reit Inc., (2)	116,653

2,344	JBG SMITH Properties	96,924

1,502	Kilroy Realty Corp	114,092

1,482	Mack-Cali Realty Corp	32,901

165	Mori Hills REIT Investment Corp, (2)	221,671

6	Nippon Building Fund Inc., (2)	40,628

1,027	NSI NV	43,605

2,250	Paramount Group Inc.	31,927

1,119	Piedmont Office Realty Trust Inc.	23,331

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Shares	Description (1)	Value

	Office (continued)

36,945	Precinct Properties New Zealand Ltd, (2)	$39,237

300	SL Green Realty Corp	26,976

460	Tier REIT Inc.	13,184

1,728	Vornado Realty Trust	116,536

2,437	Workspace Group PLC, (2)	30,993
	Total Office	3,690,798

	Residential – 11.9%

4,060	American Campus Communities Inc.	193,175

5,669	American Homes 4 Rent	128,800

2,207	Apartment Investment & Management Company, Class A	110,990

2,945	AvalonBay Communities Inc.	591,150

2,901	Camden Property Trust	294,451

4,271	Canadian Apartment Properties REIT	164,179

1,205	Equity LifeStyle Properties Inc.	137,731

4,755	Equity Residential	358,147

953	Essex Property Trust Inc.	275,646

2,792	InterRent Real Estate Investment Trust	30,378

576	Investors Real Estate Trust	34,508

7,847	Invitation Homes Inc.	190,918

55	Japan Rental Housing Investments Inc., (2)	43,792

66	Kenedix Residential Next Investment Corp, (2)	109,453

2,887	Killam Apartment Real Estate Investment Trust	41,911

485	Mid-America Apartment Communities Inc.	53,025

79	NexPoint Residential Trust Inc.	3,029

5	Nippon Accommodations Fund Inc., (2)	25,368

1,181	Sun Communities Inc.	139,972

3,320	UDR Inc.	150,927

17,668	UNITE Group PLC/The, (2)	211,195
	Total Residential	3,288,745

	Retail – 13.2%

15	AEON REIT Investment Corp, (2)	17,679

1,394	Agree Realty Corp	96,660

10	Alexander's Inc.	3,762

2,038	Brixmor Property Group Inc.	37,438

2,108	Brookfield Property REIT Inc.	43,193

2,278	CT Real Estate Investment Trust	24,479

2,404	Federal Realty Investment Trust	331,391

26,880	Fortune Real Estate Investment Trust, (2)	35,414

44,532	Frasers Centrepoint Trust	78,204

Shares	Description (1)	Value

	Retail (continued)

80	Fukuoka REIT Corp, (2)	$122,977

96,515	IGB Real Estate Investment Trust	43,736

41,106	Link REIT, (2)	481,255

5,811	National Retail Properties Inc.	321,871

53	Plaza Retail REIT	164

3,239	Realty Income Corp	238,261

4,580	Regency Centers Corp	309,104

1,161	Retail Properties of America Inc.	14,153

44,850	Scentre Group, (2)	130,921

5,828	Simon Property Group Inc.	1,061,920

1,543	SITE Centers Corporation	21,016

3,080	Urban Edge Properties	58,520

565	Urstadt Biddle Properties Inc.	11,662

13,524	Vicinity Centres, (2)	24,970

76,772	Viva Energy REIT, (2)	138,498
	Total Retail	3,647,248

	Specialized – 10.3%

445	ARGAN SA	28,952

6,859	Automotive Properties Real Estate Investment Trust	55,330

14,656	Big Yellow Group PLC, (2)	189,372

323	CatchMark Timber Trust Inc.	3,172

182	CoreSite Realty Corp	19,478

519	Crown Castle International Corp	66,432

4,994	CubeSmart	160,008

2,005	CyrusOne Inc.	105,142

3,192	Digital Realty Trust Inc.	379,848

1,192	Equinix Inc.	540,167

170	Extra Space Storage Inc.	17,325

3,102	Four Corners Property Trust Inc.	91,819

3,211	Iron Mountain Inc.	113,862

98,267	Keppel DC REIT, (2)	108,864

825	Life Storage Inc.	80,248

2,916	Public Storage	635,046

973	QTS Realty Trust Inc.	43,775

5,403	Safestore Holdings PLC	41,977

6,639	VICI Properties Inc.	145,261
	Total Specialized	2,826,078
	Total Real Estate Investment Trust Common Stocks (cost $19,008,312)	21,105,240

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

Shares	Description (1)	Value

	COMMON STOCKS – 20.2%

	Diversified Telecommunication Services – 0.6%

15,309	Infrastrutture Wireless Italiane SpA, (2)	$137,077

60,255	Telesites SAB de CV, (3)	38,928
	Total Diversified Telecommunication Services	176,005

	Health Care Providers & Services – 0.2%

3,148	Sienna Senior Living Inc.	44,593

	Household Durables – 0.2%

51,631	Glenveagh Properties PLC, 144A, (3)	51,141

	IT Services – 0.6%

1,634	InterXion Holding NV, (3)	109,037

11,774	NEXTDC Ltd, (2), (3)	52,879
	Total IT Services	161,916

	Real Estate Management & Development – 17.8%

27,503	ADLER Real Estate AG	405,389

35,853	Aroundtown SA, (2)	295,735

233	Catena AB	6,453

27	City Developments Ltd, (2)	181

21,234	CK Asset Holdings Ltd, (2)	189,106

9,128	CLS Holdings PLC	29,187

111,208	Corp Inmobiliaria Vesta SAB de CV	160,422

9,867	Deutsche Industrie REIT AG	120,091

2,696	Deutsche Wohnen SE, (2)	130,824

7,460	Entra ASA, 144A, (2)	112,670

5,005	Fabege AB, (2)	72,739

4,191	Hembla AB, (3)	81,140

694	Keihanshin Building Co Ltd, (2)	6,786

10,631	Kojamo Oyj	127,959

17,365	Kungsleden AB, (2)	138,309

2,117	LEG Immobilien AG, (2)	260,150

11,810	Longfor Group Holdings Ltd, (2)	41,655

9,906	Mitsubishi Estate Co Ltd, (2)	179,744

8,431	Mitsui Fudosan Co Ltd, (2)	212,390

156,571	New World Development Co Ltd, (2)	259,863

16,066	Parque Arauco SA	42,968

66,211	Samhallsbyggnadsbolaget i Norden AB, (2), (3)	80,143

91,535	Sino Land Co Ltd, (2)	177,236

257,873	Sirius Real Estate Ltd	212,939

14,288	St Modwen Properties PLC, (2)	73,922

8,805	Sumitomo Realty & Development Co Ltd, (2)	365,322

Shares	Description (1)			Value

	Real Estate Management & Development (continued)

16,439	Sun Hung Kai Properties Ltd, (2)			$282,598

7,414	Suomen Hoivatilat Oyj			69,694

36,038	Swire Properties Ltd, (2)			155,103

12,691	TAG Immobilien AG, (2)			313,440

4,868	Tricon Capital Group Inc.			41,928

2,066	VIB Vermoegen AG			56,084

1,799	Vonovia SE, (2)			93,360

13,679	Wharf Real Estate Investment Co Ltd, (2)			101,946
	Total Real Estate Management & Development			4,897,476

	Road & Rail – 0.8%

1,050	Kyushu Railway Co, (2), (WI/DD)			34,540

390	MTR Corp Ltd, (2)			2,416

9,769	Seibu Holdings Inc., (2)			171,164

817	Tokyu Corp, (2)			14,282
	Total Road & Rail			222,402
	Total Common Stocks (cost $5,189,075)			5,553,533
	Total Long-Term Investments (cost $24,197,387)			26,658,773

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.6%

	REPURCHASE AGREEMENTS – 3.6%

$991	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $991,528, collateralized by $990,000 U.S. Treasury Notes, 2.500%, due 3/31/23, value $1,013,801	1.200%	4/01/19	$991,429
	Total Short-Term Investments (cost $991,429)			991,429
	Total Investments (cost $25,188,816) – 100.3%			27,650,202
	Other Assets Less Liabilities – (0.3)%			(89,401)
	Net Assets – 100%			$27,560,801

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    March 31, 2019

(Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$15,874,488	$5,230,752	$—	$21,105,240
Common Stocks	1,597,953	3,955,580	—	5,553,533
Short-Term Investments:
Repurchase Agreements	—	991,429	—	991,429
Total	$17,472,441	$10,177,761	$—	$27,650,202

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

REIT	Real Estate Investment Trust

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.